TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2022
Schedule Of Detailed Information About Trade And Others Payable [Abstract]
TRADE AND OTHER PAYABLES [Text Block]

7. TRADE AND OTHER PAYABLES

	As at
	December 31,	December 31,
	2022	2021
Trade payables and accrued liabilities	$1,222,656	$1,031,688
Taxes payable	63,461	57,531
Total trade and other payables	$1,286,117	$1,089,219